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                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                                February 26, 1997

VIA ELECTRONIC FILING

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

               Re: Merrill Lynch Consults International Portfolio
                   Post-Effective Amendment No. 5 to the
                   Registration Statement on Form N-1A
                   (Securities Act File No.33-49354)
                   Investment Company Act File
                   No. 811-6725

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Consults International Portfolio (the "Fund") hereby certifies that:

1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

2. The text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 21, 1997.

                               Very truly yours,

                                  MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

                                  by: /s/ Gerald M. Richard, Treasurer
                                      ------------------------------------------
                                      Gerald M. Richard, Treasurer